Flight Equipment Held for Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	8 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2014 aircraft	May 13, 2014 Predecessor	Dec. 31, 2013 Predecessor
Flight equipment held for operating leases
Number of aircraft owned	893
Movements in flight equipment held for operating leases
Net book value at beginning of period		$ 32,453,037	$ 34,468,309
AerCap Transaction	23,990,991
Additions	728,062	596,939	2,094,171
Depreciation	(548,080)	(666,134)	(1,850,303)
Impairment	(1,871)	(28,630)	(1,378,434)
Disposals	(563,031)	(132,936)	(287,932)
Transfers to Net investment in finance and sales-type leases/Inventory	(86,343)	(116,276)	(592,774)
Net book value at end of period	23,519,728	32,106,000	32,453,037
Accumulated depreciation	542,203	14,692,388	14,121,522
Impairment of lease related assets		$ 20,617	$ 22,966